GOF P-11

SUPPLEMENT DATED JULY 28, 2008
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF EACH OF THE LISTED FUNDS

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Insured Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Insured Tax-Free Income Fund

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin New York Limited-Term Tax-Free Income Fund

Franklin New York Tax-Exempt Money Fund

The prospectus is amended as follows:

I. For all Funds except the  Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term   Tax-Free Income Fund, Franklin New York  Limited-Term  Tax-Free Income Fund  and  Franklin New York Tax-Exempt Money  Fund, the table under “Choosing a Share Class” is revised as follows:

Cla

Class A	Class C
• Initial sales charge of 4.25% or less	• No initial sales charge
• Deferred sales charge of 0.75% (1% until September 1, 2008) on purchases of $1 million or more sold within 18 months	• Deferred sales charge of 1% on shares you sell within 12 months
• Lower annual expenses than Class C due to lower distribution fees	• Higher annual expenses than Class A due to higher distribution fees

II. For all Funds except the Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund and Franklin New York Tax-Exempt Money Fund, the second bullet under “Choosing a Share Class – Sales Charge Reductions and Waivers,” is revised as follows:

·  Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a “Family Member”)

III. For the Franklin Massachusetts Insured Tax-Free Income Fund, the portfolio management team in the “Management” section is replaced with the following:

Massachusetts Insured Fund

James Conn. Mr. Conn has sole authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

John Pomeroy. Mr. Pomeroy is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Francisco Rivera. Mr. Rivera is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

IV. For the Franklin Alabama Tax-Free Income Fund, the portfolio management team in the “Management” section is replaced with the following:

Alabama Fund

John Pomeroy. Mr. Pomeroy has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

James Conn. Mr. Conn is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

V. For the Franklin New York Insured Tax-Free Income Fund, the portfolio management team in the “Management” section is replaced with the following:

JAMES PATRICK CONN, Vice President of Advisers

Mr. Conn has been a manager of the Fund since 1999. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

JOHN POMEROY, Vice President of Advisers

Mr. Pomeroy has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1986.

Please keep this supplement for future reference.